Consolidated Statement of Comprehensive Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 12,027,303	$ 17,103,813	$ 16,562,227
Unrealized gains (losses) on investment securities available for sale:
Unrealized gains (losses) arising during the period, net of income tax benefit (expense) of $30,215, $28,622 and ($23,312), respectively	(56,112)	(53,158)	43,297
Total other comprehensive income (loss)	(56,112)	(53,158)	43,297
Total comprehensive income	$ 11,971,191	$ 17,050,655	$ 16,605,524